CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful accounts receivable	$ 4,330	$ 3,272
Accounts payable	16,965	9,822
Accrued expenses and other current liabilities	24,275	17,191
Income tax payable	6,382	2,409
Amount due to related parties	8,049	12,379
Deferred revenues	29,523	24,578
Deferred government subsidy - current	47	63
Short term borrowings	18,201	5,482
Convertible loan		2,000
Deferred government subsidy - non-current	63	125
Long term borrowings	1,865
Deferred tax liabilities - non-current	3,478	499
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	39,268,485	37,596,704
Consolidated VIEs without recourse to iKang Healthcare Group, Inc.
Accounts payable	14,599	8,370
Accrued expenses and other current liabilities	17,126	9,885
Income tax payable	5,299	2,085
Amount due to related parties	8,049	12,379
Deferred revenues	22,234	19,183
Deferred government subsidy - current	47	63
Short term borrowings	17,717	5,482
Convertible loan	0	0
Deferred government subsidy - non-current	63	125
Long term borrowings	1,865	0
Deferred tax liabilities - non-current	2,929	483
Series A convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,094,668	1,391,044
Convertible redeemable participating preferred shares, issued	1,094,668	1,094,668
Convertible redeemable participating preferred shares, outstanding	1,094,668	1,094,668
Convertible redeemable participating preferred shares, liquidation value	1,970	1,970
Series B convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	686,368	1,059,735
Convertible redeemable participating preferred shares, issued	686,368	686,368
Convertible redeemable participating preferred shares, outstanding	686,368	686,368
Convertible redeemable participating preferred shares, liquidation value	2,162	2,162
Series C1 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	794,250	794,250
Convertible redeemable participating preferred shares, issued	794,250	794,250
Convertible redeemable participating preferred shares, outstanding	794,250	794,250
Convertible redeemable participating preferred shares, liquidation value	1,893	1,893
Series C2 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	126,286	252,572
Convertible redeemable participating preferred shares, issued	126,286	126,286
Convertible redeemable participating preferred shares, outstanding	126,286	126,286
Convertible redeemable participating preferred shares, liquidation value	568	568
Series C3 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,024,318	1,024,318
Convertible redeemable participating preferred shares, issued	1,024,318	1,024,318
Convertible redeemable participating preferred shares, outstanding	1,024,318	1,024,318
Convertible redeemable participating preferred shares, liquidation value	1,382	1,382
Series D1 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	3,488,864	3,655,151
Convertible redeemable participating preferred shares, issued	3,538,864	3,538,864
Convertible redeemable participating preferred shares, outstanding	3,488,864	3,538,864
Convertible redeemable participating preferred shares, liquidation value	10,083	10,227
Series D2 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	2,072,624	2,436,769
Convertible redeemable participating preferred shares, issued	2,307,536	2,307,536
Convertible redeemable participating preferred shares, outstanding	2,072,624	2,307,536
Convertible redeemable participating preferred shares, liquidation value	2,798	3,115
Series E convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	4,289,457	4,289,457
Convertible redeemable participating preferred shares, issued	4,289,457	4,289,457
Convertible redeemable participating preferred shares, outstanding	4,289,457	4,289,457
Convertible redeemable participating preferred shares, liquidation value	22,056	22,056
Series F convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	7,204,680	7,500,000
Convertible redeemable participating preferred shares, issued	4,654,697	4,654,697
Convertible redeemable participating preferred shares, outstanding	7,204,680	4,654,697
Convertible redeemable participating preferred shares, liquidation value	$ 93,639	$ 60,000
Class A common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,698,485	36,026,704
Common shares, issued	4,911,245	4,911,245
Common shares, outstanding	4,599,674	4,599,674
Class B common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	1,570,000	1,570,000
Common shares, outstanding	1,570,000	1,570,000